Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) Segments Region	Jun. 30, 2019 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 21,298	$ 25,823	[1]
United States [member]
Disclosure of operating segments [line items]
Net revenue	6,675	6,833
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	2,641	3,516
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	19,510	23,673
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 1,807	$ 2,150

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.